Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Leases

The Company has operating leases for its real estate across multiple states. The operating leases have remaining lease terms of approximately 2.33 years as of June 30, 2025 and consist primarily of office space.

The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate incremental borrowing rate to discount remaining lease payments.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space. The Company has not entered into any lease arrangements with related parties.

The Company’s existing leases contain escalation clauses and renewal options. The Company is not reasonably certain that renewal options will be exercised upon expiration of the initial terms of its existing leases.

The Company entered into a sublease which it has identified as an operating lease prior to the adoption of ASC 842 Leases. The Company remains the primary obligor to the head lease lessor, making rental payments directly to the lessor and separately billing the sublessee. The sublease is subordinate to the master lease, and the sublessee must comply with all applicable terms of the master lease. The Company subleased the real estate to a third-party at a monthly rental payment amount that was less than the monthly cost that it pays on the headlease with the lessor. The sublease expired at the end of September 2024.

The components of lease expense for the three months ended June 30, 2025 and 2024 , are as follows:

	For the Three Months Ended June 30,
Components of lease expense:	2025	2024
Operating lease cost	$7,332	$46,140
Sublease income	-	(52,542)
Total lease (income) cost	$7,332	$(6,402)

The components of lease expense for the six months ended June 30, 2025 and 2024, are as follows:

	For the Six Months Ended June 30,
Components of lease expense:	2025	2024
Operating lease cost	$14,664	$93,384
Sublease income	—	(105,084)
Total lease (income) cost	$14,664	$(11,700)

Supplemental cash flow information related to leases are as follows:

	For the Six Months Ended June 30,
Supplemental cash flow information:	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$11,464	$87,579
Change in lease liabilities (operating cash flow)	(11,041)	(152,335)

Supplemental balance sheet information related to leases was as follows:

Operating leases:	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	$61,101	$72,565
Operating lease liability, current	24,250	22,731
Operating lease liability, non-current	37,414	49,974
Total operating lease liabilities	$61,664	$72,705

Weighted-average remaining lease term:	June 30, 2025	December 31, 2024
Operating leases (in years)	2.33	2.83

Weighted-average discount rate:	June 30, 2025	December 31, 2024
Operating leases	9.40%	9.40%

Future minimum lease payments under non-cancellable lease as of June 30, 2025, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
Remainder of 2025	$14,375
2026	29,466
2027	25,167
2028	—
2029 and thereafter	—
Total undiscounted cash flows	69,008
Less discounting	(7,344)
Present value of lease liabilities	$61,664

Investor Relations Consulting Agreement with MZHCI, LLC

On August 26, 2024, the Company entered into an Investor Relations Consulting Agreement (the “Consulting Agreement”) with MZHCI, LLC, a MZ Group Company (“MZHCI”), pursuant to which the Company agreed to issue 2,400 restricted shares, partially in exchange for the various investor relations services outlined in the Consulting Agreement. The Company will also pay MZHCI $12,500 per month for their investor relations services with an annual 5% cost of living adjustment. This agreement becomes effective upon the execution of the Consulting Agreement and shall remain effective for a period of six (6) months, unless terminated earlier. The Consulting Agreement shall automatically renew every six (6) months thereafter unless either party delivers to the other sixty (60) days written notice of termination prior to the end of the then-current term. On September 9, 2024, the Company issued 24,000 shares to MZHCI. The shares are exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and were issued as restricted stock with an appropriate restrictive legend.

Repayment Plans

During 2024 the Company entered into various agreements (the “Settlement Agreements”) to reorganize outstanding debt from certain creditors (collectively, the “Creditors”) into shares of the Company’s Class A Common Stock (the “Shares”) (collectively, the “Debt Reorganization”). The Shares issued as part of the Debt Reorganization include Shares that are to be registered with the Securities and Exchange Commission (the “SEC”) in a registration statement on Form S-1 and Shares that are exempt from registration. The details of the various agreements are summarized below.

Repayment Agreement with Perkins Coie LLP

On September 9, 2024, the Company entered into a Repayment Agreement (the “Perkins Repayment Agreement”) where the Company agreed to issue $1,385,000 worth of shares, which the Company shall register no fewer than 46,000 shares, subject to adjustment, in a registration statement on Form S-1 within 60 days of entering into the Perkins Repayment Agreement, and will use reasonable best efforts to ensure the Registration Statement becomes effective promptly and remains effective until all shares issued under the Perkins Repayment Agreement are sold. The Company’s registration statement on Form S-1 was filed with the SEC on October 16, 2024 and became effective on November 6, 2024. As of December 31, 2024, the Company had issued 60,000 shares to Perkins to settle part of the outstanding liability balance. The remaining unpaid fee balance of $465,393 to be paid with the issuance of additional shares has not yet been made as of the date of filing of these condensed consolidated financial statements and is included in Accounts Payable on the condensed consolidated balance sheet. Effective as of August 8, 2025, 130,000 class A common shares were registered with the Securities and Exchange Commission to satisfy the remaining unpaid fee balance.

Repayment Agreement with Cooley LLP

On September 19, 2024 the Company entered into a Repayment Agreement with Cooley LLP (“Cooley”) for previously provided legal services (the “Cooley Repayment Agreement”). Under the Cooley Repayment Agreement, the Company’s outstanding fees have been lowered from $1,523,029 to $400,000 (the “Cooley Unpaid Fee”) in exchange for 11 monthly installments of $36,300, with the first payment to be made on October 1, 2024. If payments are not made in accordance with the Repayment Agreement, Cooley retains the right to seek to collect the entire original outstanding fee balance. As such, in accordance with ASC 470-60, no gain on settlement will be recorded until all payments have been made as required and the potential obligation to pay the amounts written off are eliminated. The Company made all required payments as of June 30, 2025 and accordingly recognized a gain on settlement of approximately $1.1 million, recognized within Gain on extinguishment of liabilities on the condensed consolidated statement of operations, for the six months ended June 30, 2025.

Settlement Letter with CohnReznick LLP

On September 19, 2024, the Company entered into a Settlement Letter with CohnReznick LLP (“CohnReznick”) regarding the Company’s unpaid balance totaling $817,400 for services rendered in connection with the 7GC business combination with the Company (the “Settlement Letter”). Under the Settlement Letter, the Company and CohnReznick agreed to settle the total unpaid balance due, upon CohnReznick’s receipt of $450,000 (the “Settlement Amount”), which will be paid in 15 equal monthly installments of $30,000. In consideration of the Settlement Letter, CohnReznick has agreed to not to pursue collection efforts now or at any time in the future, except as otherwise provided in the Settlement Letter. If payments are not made in accordance with the Settlement Letter, the unpaid portion of the total unpaid balance will immediately become due and payable. As such, in accordance with ASC 470-60, no gain on settlement will be recorded until all payments have been made as required and the potential obligation to pay the amounts written off are eliminated. The remaining unpaid balance of $607,400 is included in Accrued expenses and other current liabilities on the condensed consolidated balance sheet as of June 30, 2025.

Repayment Agreement with Sidley Austin LLP

On September 19, 2024, the Company entered into a Repayment Agreement with Sidley Austin LLP (“Sidley”) for previously provided legal services (the “Sidley Repayment Agreement”). Under the Sidley Repayment Agreement, the Company’s outstanding fees have been lowered from $4,815,979 to $1,605,326 (the “Sidley Unpaid Fee”). Under the Sidley Repayment Agreement, the Company agrees to 12 monthly payments that Sidley applies to the balance of the Sidley Unpaid Fee on a 2 for 1 basis, such that for every one dollar ($1.00) paid by Company, Sidley shall reduce the Sidley Unpaid Fee Amount by an additional two dollars ($2.00). If payments are not made in accordance with the Sidley Repayment Agreement, the shortfall shall accrue interest at a rate of 12% per annum, compounded daily, until such payment is made. As such, in accordance with ASC 470-60, no gain on settlement will be recorded until all payments have been made as required and the potential obligation to pay the amounts written off are eliminated. The Company made all required payments as of June 30, 2025 and accordingly recognized a gain on settlement of approximately $3.2 million, recognized within Gain on extinguishment of liabilities on the condensed consolidated statement of operations, for the six months ended June 30, 2025.

Repayment Agreement with Donnelley Financial LLC

On September 13, 2024, the Company entered into a Repayment Agreement with Donnelley Financial LLC (“Donnelley”) for previously provided services (the “Donnelley Repayment Agreement”). Under the Donnelley Repayment Agreement, the Company’s outstanding fees have been lowered from $1,072,148 to $357,025 (the “Donnelley Unpaid Fee”). The Donnelley Unpaid Fee will be paid in 12 monthly installments, with the first monthly payment of $45,000 due on October 1, 2024; the remaining 11 payments shall each be in the amount of $28,366. Under the Donnelly Repayment Agreement, the original outstanding fee balance shall become immediately due and payable upon the occurrence of certain events, including failure to make a payment of the Donnelly Unpaid Fee when due and failure to pay for any additional services. As such, in accordance with ASC 470-60, no gain on settlement will be recorded until all payments have been made as required and the potential obligation to pay the amounts written off are eliminated. The remaining unpaid balance of $141,829 is included in Accrued expenses and other current liabilities on the condensed consolidated balance sheet as of June 30, 2025.

Repayment Agreement with Verista Partners, Inc.

On August 26, 2024, the Company entered into a Repayment Agreement with Verista Partners, Inc. aka Winterberry Group, (“Verista” or “Winterberry”) for previously provided services (the “Verista Repayment Agreement”). Under the Verista Repayment Agreement, the Company’s outstanding fees are $196,666 (the “Verista Unpaid Fee”). The Company and Verista have agreed that the Verista Unpaid Fee will be repaid with $66,666 worth of shares of the Company, and $130,000 in 16 equal cash installment payments of $8,125, beginning on October 1, 2024, and on the first day of each month thereafter through January 1, 2026. As of June 30, 2025, the Company had issued 3,000 shares and made aggregate installment payments of $78,437 to Verista. The remaining unpaid balance of $64,691 is included in Accounts Payable on the condensed consolidated balance sheet as of June 30, 2025.

Payment to Act-On

The Company previously announced its entry into an Agreement and Plan of Merger, dated January 22, 2025, with Act-On Software, Inc., a Delaware corporation (“Act-On”), and Banzai Passage Inc., a Delaware corporation and wholly owned subsidiary of Banzai. Although the Company worked diligently to complete all closing conditions of the Plan of Merger, due to current market conditions, on

June 6, 2025, Act-On served Banzai with a notice of termination to terminate the Merger Agreement and any related agreements (collectively, the “Transaction Documents”). As per the Transaction Documents, within five calendar days, the Company was required to pay certain termination fees including $500,000 in liquidated damages to cover certain transaction expenses that Act-On incurred in connection with the merger contemplated by the Merger Agreement and $882,030 in additional interest and extension fees associated with one of Act-On’s outstanding debts that the Company had intended to payoff in connection with the merger contemplated by the Merger Agreement. As of June 30, 2025, the Company had paid the total amount owed of approximately $1,382,030 to Act-On.

Legal Matters

In the regular course of business affairs and operations, the Company is subject to possible loss contingencies arising from third-party litigation and federal, state, and local environmental, labor, health and safety laws and regulations. The Company assesses the probability that they may incur a liability in connection with certain of these lawsuits. The Company’s assessments are made in accordance with generally accepted accounting principles, as codified in ASC 450-20, and is not an admission of any liability on the part of the Company or any of its subsidiaries. In certain cases that are in the early stages and in light of the uncertainties surrounding them, the Company does not currently possess sufficient information to determine a range of reasonably possible liability.

17. Commitments and Contingencies

Leases

The Company has operating leases for its real estate across multiple states. The operating leases have remaining lease terms of approximately 2.83 years as of December 31, 2024 and consist primarily of office space.

The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate incremental borrowing rate to discount remaining lease payments.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space. The Company has not entered into any lease arrangements with related parties.

The Company’s existing leases contain escalation clauses and renewal options. The Company is not reasonably certain that renewal options will be exercised upon expiration of the initial terms of its existing leases.

The Company entered into a sublease which it has identified as an operating lease prior to the adoption of ASC 842 Leases. The Company remains the primary obligor to the head lease lessor, making rental payments directly to the lessor and separately billing the sublessee. The sublease is subordinate to the master lease, and the sublessee must comply with all applicable terms of the master lease. The Company subleased the real estate to a third-party at a monthly rental payment amount that was less than the monthly cost that it pays on the headlease with the lessor. The sublease expired at the end of September 2024.

The components of lease expense for the years ended December 31, 2024 and 2023, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2024	2023
Operating lease cost	$145,674	$199,611
Sublease income	(117,084)	(204,324)
Total lease (income) cost	$28,590	$(4,713)

Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$137,717	$173,245
Change in lease liabilities (operating cash flow)	(237,607)	(284,963)
Right of use assets obtained in exchange for lease obligations:
Operating leases	$76,269	$—

Supplemental balance sheet information related to leases was as follows:

Operating leases:	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$72,565	$134,013
Operating lease liability, current	22,731	234,043
Operating lease liability, non-current	49,974	—
Total operating lease liabilities	$72,705	$234,043

Weighted-average remaining lease term:	December 31, 2024	December 31, 2023
Operating leases (in years)	2.83	0.76

Weighted-average discount rate:	December 31, 2024	December 31, 2023
Operating leases	9.40%	6.76%

Future minimum lease payments under non-cancellable lease as of December 31, 2024, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
2025	$28,608
2026	29,466
2027	25,167
2028	—
2029 and thereafter	—
Total undiscounted cash flows	83,241
Less discounting	(10,536)
Present value of lease liabilities	$72,705

Cantor Fee Agreement

In connection with the Merger, 7GC previously agreed to pay Cantor Fitzgerald & Co. (“Cantor” or “CF&CO”) an Original Deferred Fee of $8,050,000 as deferred underwriting commissions. On November 8, 2023, Cantor and 7GC entered into a Fee Reduction Agreement, pursuant to which Cantor agreed to forfeit $4,050,000 of the $8,050,000 Original Deferred Fee, with the remaining $4,000,000 Reduced Deferred Fee payable by Banzai to Cantor following the Closing of the Merger.

Pursuant to the Fee Reduction Agreement, the Company agreed to use its reasonable best efforts to have the registration statement declared effective by the SEC by the 120th calendar day after December 29, 2023, the date of the initial filing thereof, and to maintain the effectiveness of such registration statement until the earliest to occur of (i) the second anniversary of the date of the effectiveness thereof, (ii) the Cantor Fee Shares shall have been sold, transferred, disposed of or exchanged by Cantor, and (iii) the Cantor Fee Shares issued to Cantor may be sold without registration pursuant to Rule 144 under the Securities Act (such obligations, the “Cantor Registration Rights Obligations”).

As of December 31, 2024, the Company has satisfied its Cantor Registration Rights Obligations. Therefore, the liability was derecognized as of December 31, 2024 and the relief of the liability was recorded through equity.

Investor Relations Consulting Agreement with MZHCI, LLC

On August 26, 2024, the Company entered into an Investor Relations Consulting Agreement (the “Consulting Agreement”) with MZHCI, LLC, a MZ Group Company (“MZHCI”), pursuant to which the Company agreed to issue 2,400 restricted shares, partially in exchange for the various investor relations services outlined in the Consulting Agreement. The Company will also pay MZHCI $12,500 per month for their investor relations services with an annual 5% cost of living adjustment. This agreement becomes effective upon the execution of the Consulting Agreement and shall remain effective for a period of six (6) months, unless terminated earlier. The Consulting Agreement shall automatically renew every six (6) months thereafter unless either party delivers to the other sixty (60) days written notice of termination prior to the end of the then-current term. On September 9, 2024, the Company issued 2,400 shares to MZHCI. The shares are exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and were issued as restricted stock with an appropriate restrictive legend.

Repayment Plans

During 2024 the Company entered into various agreements (the “Settlement Agreements”) to reorganize outstanding debt from certain creditors (collectively, the “Creditors”) into shares of the Company’s Class A Common Stock (the “Shares”) (collectively, the “Debt Reorganization”). The Shares issued as part of the Debt Reorganization include Shares that are to be registered with the Securities and Exchange Commission (the “SEC”) in a registration statement on Form S-1 and Shares that are exempt from registration. The details of the various agreements are summarized below.

Roth Addendum to Letter Agreements

On October 5, 2022, the Company engaged Roth Capital Partners, LLC (“Roth”) to act as financial advisor to the Company in its then proposed business combination with 7GC & Co. Holdings, Inc. (“7GC”), pursuant to an agreement (the “Roth Agreement”). On October 14, 2022, 7GC entered into a similar agreement where MKM Partners, LLC, later acquired by Roth, would act as financial advisor to 7GC in its then proposed business combination with the Company (the “7GC Agreement”, together with the Roth Agreement, the “Letter Agreements”). On February 2, 2024, the Company entered into an Addendum to the Letter Agreements with Roth (the “Addendum”), where the Company agreed to pay the fees owed under the Roth Agreement and 7GC Agreement by (1) issuing to Roth 350 shares and amending the Company’s registration statement on Form S-1 filed with the SEC on December 29, 2023 to include the initial 350 shares to be issued, and 12,000 shares that may be issued as additional shares, as defined in the Addendum, to Roth, and (2) on or before June 30, 2024, the Company shall pay to Roth an amount in cash equal to $300,000 (the “Cash Fee”); provided that, if, as a result of the Company’s cash position at such time, the Company determines in its reasonable discretion that the cash payment should not be made in cash, then the Company may elect to satisfy the cash payment by issuing to Roth, within three business days of such date, additional shares. The number of shares to be issued pursuant to the Addendum shall be determined by dividing the amount of the cash payment by the VWAP for the trading day immediately preceding the cash payment date. On September 6, 2024, the Company issued 3,529 shares to Roth in lieu of the Cash Fee. The shares are exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and are to be issued as restricted stock with an appropriate restrictive legend. No gain or loss was recognized upon the settlement of the outstanding debt and all obligations to Roth have been relieved as of December 31, 2024.

Amended and Restated Repayment Agreement with J.V.B Financial Group, LLC

On September 9, 2024, the Company entered into a Repayment Agreement (the “Original J.V.B Agreement”) with J.V.B Financial Group, LLC (“J.V.B”) acting through Cohen & Company Capital Markets Division (“Cohen”), pursuant to which the parties agreed that for services previously rendered valued at $115,000 (the “Outstanding Debt”), the Company shall issue J.V.B. unrestricted, freely-trading, registered shares of Common Stock pursuant to a resale registration statement on Form S-1 or S-3. On September 9, 2024, the Company and J.V.B. entered into an Amended and Restated Repayment Agreement (the “Amended J.V.B Agreement”) that allowed for the Outstanding Debt to be paid through the issuance of 2,908 shares to J.V.B. As of December 31, 2024, the Company has issued 2,908 shares to J.V.B. in exchange for the cancellation of the Outstanding Debt. No gain or loss was recognized upon the settlement of the outstanding debt and all obligations to J.V.B. have been relieved as of December 31, 2024.

Agreement with Alco

On September 19, 2024, the Company and Alco agreed to convert an aggregate balance of $4,711,681 of debt, representing the aggregate total balance outstanding to Alco as of that date (excl. the carrying value of debt discounts), into 28,242 shares of Class A Common Stock, Warrants to purchase up to 133,134 shares of Class A Common Stock and Pre-Funded Warrants to purchase up to 104,892 shares of Class A Common Stock (collectively, the “Alco Securities”), and in full settlement of the balance outstanding to Alco. The Company recognized the issuance of the Alco Securities, on September 19, 2024, in full settlement of all amounts owing to Alco. The grant date fair value of the Class A Common Stock, Warrants to purchase shares of Class A Common Stock and Pre-Funded Warrants to purchase shares of Class A Common Stock, were determined to be $1,098,614, $3,687,812, and $4,080,194, respectively. As a result of this transaction, the Company recognized a loss on extinguishment of $4,808,882, as of September 23, 2024, which was recognized as Loss on conversion and settlement of Alco promissory notes per the consolidated statement of operations for the year ended December 31, 2024.

Repayment Agreement with Perkins Coie LLP

On September 9, 2024, the Company entered into a Repayment Agreement (the “Perkins Repayment Agreement”) where the Company agreed to issue $1,385,000 worth of shares, which the Company shall register no fewer than 46,000 shares, subject to adjustment, in a registration statement on Form S-1 within 60 days of entering into the Perkins Repayment Agreement, and will use reasonable best efforts to ensure the Registration Statement becomes effective promptly and remains effective until all shares issued under the Perkins Repayment Agreement are sold. The Company’s registration statement on Form S-1 was filed with the SEC on October 16, 2024 and became effective on November 6, 2024. As of December 31, 2024, the Company has issued 60,000 shares to Perkins to settle part of the outstanding liability balance. The remaining unpaid fee balance to be paid with the issuance of additional shares has not yet been made as of the date of filing of these consolidated financial statements.

Activate Agreement

The Company owed Activate, Inc. $261,200 for past services rendered. The parties agreed to write off 50% of that balance and for the remaining balance to be paid at the close of the Company’s next capital raise. During the year ended December 31, 2024, the Company recorded a gain on settlement of $130,500.

Repayment Agreement with Cooley LLP

On September 19, 2024 the Company entered into a Repayment Agreement with Cooley LLP (“Cooley”) for previously provided legal services (the “Cooley Repayment Agreement”). Under the Cooley Repayment Agreement, the Company’s outstanding fees have been lowered from $1,523,029 to $400,000 (the “Cooley Unpaid Fee”) in exchange for 11 monthly installments of $36,300, with the first payment to be made on October 1, 2024. If payments are not made in accordance with the Repayment Agreement, Cooley retains the right to seek to collect the entire original outstanding fee balance. As such, in accordance with ASC 470-60, no gain on settlement will be recorded until all payments have been made as required and the potential obligation to pay the amounts written off are eliminated.

Settlement Letter with CohnReznick LLP

On September 19, 2024, the Company entered into a Settlement Letter with CohnReznick LLP (“CohnReznick”) regarding the Company’s unpaid balance totaling $817,400 for services rendered in connection with the 7GC business combination with the Company (the “Settlement Letter”). Under the Settlement Letter, the Company and CohnReznick agreed to settle the total unpaid balance due, upon CohnReznick’s receipt of $450,000 (the “Settlement Amount”), which will be paid in 15 equal monthly installments of $30,000. In consideration of the Settlement Letter, CohnReznick has agreed to not to pursue collection efforts now or at any time in the future, except as otherwise provided in the Settlement Letter. If payments are not made in accordance with the Settlement Letter, the unpaid portion of the total unpaid balance will immediately become due and payable.

As such, in accordance with ASC 470-60, no gain on settlement will be recorded until all payments have been made as required and the potential obligation to pay the amounts written off are eliminated.

Repayment Agreement with Sidley Austin LLP

On September 19, 2024, the Company entered into a Repayment Agreement with Sidley Austin LLP (“Sidley”) for previously provided legal services (the “Sidley Repayment Agreement”). Under the Sidley Repayment Agreement, the Company’s outstanding fees have been lowered from $4,815,979 to $1,605,326 (the “Sidley Unpaid Fee”). Under the Sidley Repayment Agreement, the Company agrees to 12 monthly payments that Sidley applies to the balance of the Sidley Unpaid Fee on a 2 for 1 basis, such that for every one dollar ($1.00) paid by Company, Sidley shall reduce the Sidley Unpaid Fee Amount by an additional two dollars ($2.00). If payments are not made in accordance with the Sidley Repayment Agreement, the shortfall shall accrue interest at a rate of 12% per annum, compounded daily, until such payment is made. As such, in accordance with ASC 470-60, no gain on settlement will be recorded until all payments have been made as required and the potential obligation to pay the amounts written off are eliminated.

Repayment Agreement with Donnelley Financial LLC

On September 13, 2024, the Company entered into a Repayment Agreement with Donnelley Financial LLC (“Donnelley”) for previously provided services (the “Donnelley Repayment Agreement”). Under the Donnelley Repayment Agreement, the Company’s outstanding fees have been lowered from $1,072,148 to $357,025 (the “Donnelley Unpaid Fee”). The Donnelley Unpaid Fee will be paid in 12 monthly installments, with the first monthly payment of $45,000 due on October 1, 2024; the remaining 11 payments shall each be in the amount of $28,366. Under the Donnelly Repayment Agreement, the original outstanding fee balance shall become immediately due and payable upon the occurrence of certain events, including failure to make a payment of the Donnelly Unpaid Fee when due and failure to pay for any additional services. As such, in accordance with ASC 470-60, no gain on settlement will be recorded until all payments have been made as required and the potential obligation to pay the amounts written off are eliminated.

Repayment Agreement with Verista Partners, Inc.

On August 26, 2024, the Company entered into a Repayment Agreement with Verista Partners, Inc. aka Winterberry Group, (“Verista” or “Winterberry”) for previously provided services (the “Verista Repayment Agreement”). Under the Verista Repayment Agreement, the Company’s outstanding fees are $196,666 (the “Verista Unpaid Fee”). The Company and Verista have agreed that the Verista Unpaid Fee will be repaid with $66,666 worth of shares of the Company, and $130,000 in 16 equal cash installment payments of $8,125, beginning on October 1, 2024, and on the first day of each month thereafter through January 1, 2026. As of December 31, 2024, the Company has not issued any shares or installment payments to Verista.

Legal Matters

In the regular course of business affairs and operations, the Company is subject to possible loss contingencies arising from third-party litigation and federal, state, and local environmental, labor, health and safety laws and regulations. The Company assesses the probability that they may incur a liability in connection with certain of these lawsuits. The Company’s assessments are made in accordance with generally accepted accounting principles, as codified in ASC 450-20, and is not an admission of any liability on the part of the Company or any of its subsidiaries. In certain cases that are in the early stages and in light of the uncertainties surrounding them, the Company does not currently possess sufficient information to determine a range of reasonably possible liability.

Yorkville

On December 30, 2024, the Company issued an Advance Notice to Yorkville pursuant to the SEPA in which the Company requested the purchase of 65,000 shares of the Company’s Class A Common Stock. The Advance Notice was, at the Company’s election, subject to the Option 2 Pricing Period (See Note 18 - Equity) provisions of the SEPA, and was accordingly not settled until January 3, 2025. Upon issuance of the Advance Notice, the Company became obligated to sell up to the requested number of shares, and had an outstanding obligation to sell up to 65,000 shares of Class A Common Stock as of December 31, 2024.